Incentive Units	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Compensation Related Costs [Abstract]
Incentive Units

Note 12. Incentive Units

General

Each of the governing documents of BlueStone, Tanos, WildHorse Resources, Classic, Black Diamond and MRD LLC previously provided for the issuance of incentive units. The incentive units were subject to performance conditions that affected their vesting. Compensation cost was recognized only if the performance condition was probable of being satisfied at each reporting date.

BlueStone, Tanos, WildHorse Resources, Classic, Black Diamond and MRD LLC each granted incentive units to certain of its members who were key employees at the time of grant. Holders of incentive units were entitled to distributions ranging from 10% to 31.5% when declared, but only after cumulative distribution thresholds (“payouts”) had been achieved. Payouts were generally triggered after the recovery of specified members’ capital contributions plus a rate of return. In connection with MEMP’s initial public offering in December 2011, BlueStone’s Special Tier and Tier I unit holders vested in their respective awards. Tier I unit holders became eligible to participate in 16.5% of any future distributions made by BlueStone.

Vesting of the incentive units was generally dependent upon an explicit service period, a fundamental change as defined in the respective governing document, and achievement of payout. All incentive units not vested were forfeited if an employee was no longer employed. All incentive units were forfeited if a holder resigned whether the incentive units were vested or not. If the payouts had not yet occurred, then all incentive units, whether or not vested, were forfeited automatically (unless extended).

On April 1, 2013, Tanos’ management team sold its 1.066% interest in Tanos to Memorial Resource and all incentive units held were forfeited. Compensation expense of approximately $5.8 million was recorded by Tanos and recognized as a component of general and administrative expense during the nine months ended September 30, 2013.

Compensation expense of approximately $1.0 million and $19.1 million was recorded by BlueStone (see Note 3) and recognized as a component of incentive unit compensation expense during the nine months ended September 30, 2014 and 2013, respectively.

In connection with the our initial public offering, certain former management members of WildHorse Resources contributed their 0.1% membership interest in WildHorse Resources as well as their incentive units in exchange for 42,334,323 shares of our common stock and cash consideration of $30.0 million. The portion of the total consideration related to acquiring the 0.1% membership interest was accounted for as the acquisition of noncontrolling interests. The difference between the carrying amount of the noncontrolling interest of $0.4 million and the fair value of the consideration paid of $3.3 million was recognized directly in stockholders’ equity as additional paid in capital. Compensation expense of approximately $831.1 million was recognized as a component of incentive unit compensation expense during the nine months ended September 30, 2014 related to the incentive units, of which approximately $26.7 million was paid in cash and the remaining $804.4 million related to the issuance of our common stock.

MRD Holdco

MRD LLC incentive units were originally granted in June 2012 and February 2013. In connection with our initial public offering and the related restructuring transactions, these incentive units were exchanged for substantially identical units in MRD Holdco, and such incentive units entitle holders thereof to portions of future distributions by MRD Holdco. MRD Holdco’s governing documents authorize the issuance of 1,000 incentive units, of which 930 incentive units were granted in an exchange for the cancelled MRD LLC awards (the “Exchanged Incentive Units”).

The holders of the Exchanged Incentive Units are eligible to participate in 9.3% of any future distributions made by MRD Holdco. The payment likelihood was deemed probable as a result of our initial public offering and the reasonable expectation that MRD Holdco will monetize the shares of our common stock it owns over an estimated three year period as market conditions permit. We recognized $136.7 million of compensation expense offset by a deemed capital contribution from MRD Holdco and the unrecognized compensation expense of approximately $158.5 million as of September 30, 2014 will be recognized over the remaining expected service period. The fair value of the Exchanged Incentive Units will be remeasured on a quarterly basis until all payments have been made. The settlement obligation rests with MRD Holdco. Accordingly, no payments will ever be made by us related to these incentive units; however, non-cash compensation expense will be allocated to us in future periods offset by capital contributions. As such, these awards are not dilutive to our stockholders.

Subsequent to our initial public offering, MRD Holdco granted the remaining 70 incentive units to certain key employees (the “Subsequent Incentive Units”). The holders of the Subsequent Incentive Units are eligible to participate in 0.7% of any future distributions made by MRD Holdco once payout associated with these incentive units has been achieved. The payment likelihood was deemed probable at September 30, 2014 as a result of our initial public offering and the reasonable expectation that MRD Holdco will monetize the shares of our common stock it owns over an estimated three year period as market conditions permit. We recognized $0.6 million of compensation expense and the unrecognized compensation expense of approximately $5.3 million as of September 30, 2014 will be recognized over the remaining expected service period. The fair value of the Subsequent Incentive Units will be remeasured on a quarterly basis until all payments have been made. No payments will ever be made by us related to these incentive units; however, non-cash compensation expense will be allocated to us in future periods offset by capital contributions. As such, these awards are not dilutive to our stockholders.

The fair value of the incentive units was estimated using a Monte Carlo simulation valuation model with the following assumptions:

	Exchanged Incentive Units	Subsequent Incentive Units
Valuation date	9/30/2014	9/30/2014
Dividend yield	0%	0%
Expected volatility	21.47%	21.47%
Risk-free rate	0.90%	0.90%
Expected life (years)	2.67	2.67

Note 11. Incentive Units

Each of the governing documents of BlueStone Holdings, Tanos, WildHorse, Classic, Black Diamond and Memorial Resource either currently provide or previously provided for the issuance of incentive units. The incentive units are subject to performance conditions that affects their vesting. Compensation cost is recognized only if the performance condition is probable of being satisfied at each reporting date.

BlueStone Holdings, Tanos, WildHorse, Classic, Black Diamond and Memorial Resource each granted incentive units to certain of its members who were key employees at the time of grant. Holders of incentive units are entitled to distributions ranging from 10% to 31.5% when declared, but only after cumulative distribution thresholds (“payouts”) have been achieved. Payouts are generally triggered after the recovery of specified members’ capital contributions plus a rate of return. On December 14, 2011 and in connection with MEMP’s initial public offering, BlueStone Holdings’ Special Tier and Tier I unit holders vested in their respective awards. Tier I unit holders will participate in 16.5% of any future distributions made by BlueStone Holdings.

Vesting of the incentive units is generally dependent upon an explicit service period, a fundamental change as defined in the respective governing document, and achievement of payout. All incentive units not vested are forfeited if an employee is no longer employed. All incentive units will be forfeited if a holder resigns whether the incentive units are vested or not. If the payouts have not yet occurred, then all incentive units, whether or not vested, will be forfeited automatically (unless extended).

Except for the following, no compensation cost has been recorded related to incentive units for the years ended December 31, 2013 and 2012:

•

During 2012, a special distribution of $9.5 million was approved and declared to the WildHorse incentive unit holders as an advance on a future potential final distribution. This special distribution was included in general and administrative expense in the accompanying statement of operations for the year ended December 31, 2012.

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On April 1, 2013, Tanos’ management team sold its 1.066% interest in Tanos to Memorial Resource and all incentive units held were forfeited. Compensation expense of approximately $5.8 million was recorded by Tanos and recognized as general and administrative expense during April 2013.

•

Compensation expense of approximately $19.1 million was recorded by BlueStone and recognized as general and administrative expense during July 2013. Net proceeds generated from the sale of oil and gas properties (see Note 3) were used to pay the distribution.

•

On November 1, 2013, Memorial Resource purchased the noncontrolling interests in Black Diamond, Classic GP and Classic and all incentive units were forfeited. Total consideration remitted by Memorial Resource was approximately $28.5 million, of which $2.0 million is payable in quarterly installments commencing February 1, 2014. Compensation expense of approximately $12.6 million was recorded by Black Diamond, Classic GP and Classic in the aggregate and recognized as general and administrative expense during November 2013.

•

In connection with the PIK notes issued in December 2013, a special distribution of $10.0 million to holders of WildHorse’s Tier 1 incentive units was deemed probable of occurring. This amount was recognized as compensation expense in December 2013 with a corresponding amount in accrued liabilities on our balance sheet at December 31, 2013 as payment was not made until January 2, 2014.

In connection with the Offering, certain former management members of WildHorse Resources will contribute their 0.1% membership interest in WildHorse as well as their incentive units in exchange for shares of common stock of MRDC and cash consideration. As such, WildHorse is expected to recognize additional compensation cost in 2014 upon the closing of the Offering.